EQUITY-BASED COMPENSATION - Restricted interests (Details) - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number
Outstanding	27,394
Outstanding	21,392	27,394
Weighted Average Grant Date Fair Value
Outstanding	$ 0.13
Granted		$ 0.84	$ 0.36	$ 0.27
Outstanding	$ 0.13	$ 0.13
Management Incentive Plan
Number
Outstanding	63,022
Granted	0
Expired/forfeited	0
Outstanding	63,022	63,022
Weighted Average Grant Date Fair Value
Outstanding	$ 0.19
Granted	0
Expired/forfeited	0
Outstanding	$ 0.19	$ 0.19
Restricted interests
Number
Outstanding	10,127	9,387
Granted		740
Outstanding	10,127	10,127	9,387
Weighted Average Grant Date Fair Value
Outstanding	$ 1.83	$ 1.80
Granted		2.25	$ 1.80	$ 0
Outstanding	$ 1.83	$ 1.83	$ 1.80
Restricted interests | Management Incentive Plan
Number
Outstanding	10,127	9,387
Granted		740
Outstanding	10,127	10,127	9,387
Weighted Average Grant Date Fair Value
Outstanding	$ 1.83	$ 1.80
Granted		2.25
Outstanding	$ 1.83	$ 1.83	$ 1.80